Income Taxes - Additional Information (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%
PRC statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors	10.00%	10.00%
PRC special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors in Hong Kong	5.00%	5.00%
Statutory withholding tax rate for capital gains	10.00%	10.00%
Net losses deriving from entities in the PRC, Hong Kong and Japan	¥ 22.7				$ 3,300
Accrued withholding tax	1.7	$ 254
Undistributed earnings no withholding tax has accrued	¥ 152.9				$ 22,200
Other Information Pertaining to Income Taxes	Further, preferential EIT rates are available for qualified Software Enterprises whereby entities are entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years.	Further, preferential EIT rates are available for qualified Software Enterprises whereby entities are entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years.
High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%	15.00%
Net operating loss carryforward period	10 years	10 years
PRC
Income Taxes [Line Items]
Net operating loss carryforward period	5 years	5 years
Net operating loss carryforwards begins to expire	2023	2023
Japan
Income Taxes [Line Items]
Net operating loss carryforward period	9 years	9 years
Baidu HK
Income Taxes [Line Items]
Income tax rate	16.50%	16.50%
Baidu Japan
Income Taxes [Line Items]
Income tax rate	31.00%	31.00%	31.00%	31.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%	15.00%